Financial Instruments - Options to Purchase Foreign Currency (Details) - MXN ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about hedges [line items]
Notional Amount	$ 76,500	$ 67,218
2027
Disclosure of detailed information about hedges [line items]
Notional Amount	1,797
2026
Disclosure of detailed information about hedges [line items]
Notional Amount	5,541
Options To Purchase Foreign Currency | Commodity price contracts | 2027 | Coca-Cola FEMSA
Disclosure of detailed information about hedges [line items]
Notional Amount	1,377
Fair value	(83)
Fair Value Asset	$ 136
Options To Purchase Foreign Currency | Commodity price contracts | 2026 | Coca-Cola FEMSA
Disclosure of detailed information about hedges [line items]
Notional Amount		3,701
Fair value		(24)
Fair Value Asset		$ 248